COMMITMENTS AND CONTINGENCIES (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
4. COMMITMENTS AND CONTINGENCIES

Registration Rights

 Pursuant to a registration rights agreement entered into on January 19, 2017, the holders of the shares of common stock issued to certain of the Company’s initial stockholders (the “Founder Shares”), Placement Units (including any securities contained therein) and the warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Placement Warrants or the warrants issued upon conversion of the Working Capital Loans) are entitled to certain customary registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. In connection with the Acquisition, the Company entered into a new registration agreement and the existing registration rights agreement was terminated.

Underwriting Agreement

The underwriters in our Initial Public Offering were paid a cash underwriting discount of two percent (2.0%) of the gross proceeds of the Initial Public Offering, or $3,060,000. In addition, the underwriters are entitled to a deferred fee of (i) five percent (5.0%) of the gross proceeds of the Initial Public Offering, excluding any amounts raised pursuant to the overallotment option, and (ii) seven percent (7.0%) of the gross proceeds of the Units sold in the Initial Public Offering pursuant to the overallotment option, or an aggregate of $9,190,000. Upon the Closing on July 26, 2018, the deferred fee owed to the underwriters was settled in cash from the amounts held in the Trust Account in the amount of $8.9 million.

Deferred Legal Fees

The Company was obligated to pay its attorneys a deferred legal fee of $25,000 upon consummation of a Business Combination or dissolution of the Company if a Business Combination was not completed within the Combination Period. Accordingly, the Company recorded $25,000 as deferred legal fees payable in the accompanying condensed consolidated balance sheet at June 30, 2018 and December 31, 2017. Upon the Closing on July 26, 2018, the deferred legal fee was settled in cash from the amounts held in the Trust Account.

6. COMMITMENTS AND CONTINGENCIES

Registration Rights

 Pursuant to a registration rights agreement entered into on January 19, 2017, the holders of the Founder Shares, Placement Units (including any securities contained therein) and the warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Placement Warrants or the warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 2,295,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less the underwriting discounts and commissions. On January 25, 2017, the underwriters exercised their over-allotment option to purchase 2,200,000 Units at a purchase price of $10.00 per Unit and waived the remaining portion of the over-allotment option to purchase up to 95,000 Units.

The underwriters were paid a cash underwriting discount of two percent (2.0%) of the gross proceeds of the Initial Public Offering, or $3,060,000. In addition, the underwriters are entitled to a deferred fee of (i) five percent (5.0%) of the gross proceeds of the Initial Public Offering, excluding any amounts raised pursuant to the overallotment option, and (ii) seven percent (7.0%) of the gross proceeds of the Units sold in the Initial Public Offering pursuant to the overallotment option, or an aggregate of $9,190,000. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Deferred Legal Fees

The Company is obligated to pay its attorneys a deferred legal fee of $25,000 upon consummation of a Business Combination or dissolution of the Company if a Business Combination is not completed within the Combination Period. Accordingly, the Company has recorded $25,000 as deferred legal fees payable in the accompanying consolidated balance sheet at December 31, 2017.

Intermex Holdings, Inc. and Subsidiaries [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10 - COMMITMENTS AND CONTINGENCIES

Leases

The Company is party to leases for office space and branch locations, several of which are on a month-to-month basis. Rent expense under all operating leases, included in other selling, general and administrative expenses in the condensed consolidated statements of operations and comprehensive income (loss), amounted to $486,538 and $428,840 for the three months ended June 30, 2018 and 2017, respectively, $927,138 for the six months ended June 30, 2018, $714,929 for the Successor period from February 1, 2017 through June 30, 2017, and $135,636 for the Predecessor period from January 1, 2017 through January 31, 2017.

In April 2018, the Company renegotiated its corporate lease to extend the term through November 2025. At June 30, 2018 future minimum rental payments required under operating leases for the remainder of 2018 and thereafter are as follows for the Successor Company:

2018	$682,730
2019	1,202,361
2020	918,872
2021	822,439
2022	738,385
2023	753,692
Thereafter	1,438,239
$6,556,718

Litigation

The Company is subject to legal proceedings and claims that have arisen in the ordinary course of its business and have not been finally adjudicated.  Although there can be no assurance as to the ultimate disposition of these matters, it is the opinion of the Company’s management, based upon the information available at this time, that the expected outcome of these matters, both individually or in the aggregate, will not have a material adverse effect on either the results of operations or financial condition of the Company.

Contingencies

The Company operates in 50 U.S. states and two territories.  Money transmitters and their agents are under regulation by State and Federal laws.  Violations may result in civil or criminal penalties or a prohibition from providing money transfer services in a particular jurisdiction.  It is the opinion of the Company’s management, based on information available at this time, that the expected outcome of regulatory matters will not have a material adverse effect on either the results of operations or financial condition of the Company.

NOTE 14 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is subject to legal proceedings and claims that have arisen in the ordinary course of its business and have not been finally adjudicated. Although there can be no assurance as to the ultimate disposition of these matters, it is the opinion of the Company’s management, based upon the information available at this time, that the expected outcome of these matters, both individually or in the aggregate, will not have a material adverse effect on either the results of operations or financial condition of the Company.

Leases

The Company is party to office leases requiring aggregate monthly payments of $143,565. Several of the leases are on a month-to-month basis. Rent expense under all operating leases, included in other selling, general and administrative expenses in the consolidated statements of operations and comprehensive (loss) income, amounted to $1,605,715 for the Successor period from February 1, 2017 through December 31, 2017, and $135,636, $1,495,526 and $1,332,388 for the Predecessor periods from January 1, 2017 through January 31, 2017 and years ended December 31, 2016 and 2015, respectively.

Future minimum rental payments required under operating leases that have non-cancelable lease terms in excess of one year at December 31, 2017 are as follows:

2018	$1,389,126
2019	1,152,447
2020	772,735
2021	108,496
Thereafter	6,645
Total future minimum payments	$3,429,449

Contingencies

The Company operates in 49 states and two territories. Money transmitters and their agents are under regulation by State and Federal laws. Violations may result in civil or criminal penalties or a prohibition from providing money transfer services in a particular jurisdiction. It is the opinion of the Company’s management, based on information available at this time, that the expected outcome of regulatory matters will not have a material adverse effect on either the results of operations or financial condition of the Company.